Note 13 - Stock Options and Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Historical Weighted Average Exercise Price

Balance, January 1, 2016	26,718,500	$0.89
Expired/cancelled	(1,290,000)	0.96
Exercised	(5,648,000)	0.37
Granted	4,025,000	0.62

Balance, December 31, 2016	23,805,500	0.96
Expired/cancelled	(5,455,209)	0.73
Exercised	(685,000)	0.19
Granted	15,425,000	0.24

Balance, December 31, 2017	33,090,291	0.68
Expired/cancelled	(1,944,791)	0.74
Exercised	(372,250)	0.26
Granted	13,690,479	0.34

Balance, December 31, 2018	44,463,729	$0.58

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2018			2017			2016

Weighted average exercise price		$0.34			$0.24			$0.62
Weighted average risk-free interest rate		2.17%			1.87%			1.05%
Weighted average dividend yield		0%			0%			0%
Weighted average volatility		103.47%			102.73%			104.3%
Weighted average estimated life (in years)		10			10			10
Weighted average share price		$0.34			$0.24			$0.62
Share price on the various grant dates:	$0.18	-	$0.40	$0.21	-	$0.32	$0.46	-	$0.75
Weighted average fair value		$0.30			$0.22			$0.55

Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise Range			Number Outstanding	Historical Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number Exercisable	Historical Weighted Average Exercise Price
$0.11	-	$0.20	693,750	$0.19	7.13	576,563	$0.20
$0.21	-	$0.24	10,773,750	$0.22	8.63	5,773,438	$0.22
$0.25	-	$0.29	3,909,499	$0.26	9.12	1,724,440	$0.26
$0.30	-	$0.86	16,604,730	$0.40	8.71	3,473,861	$0.45
$0.87	-	$1.64	12,482,000	$1.24	1.29	11,302,527	$1.28
			44,463,729	$0.58	6.61	22,850,829	$0.78

Disclosure of share premium [text block]
Amount

Balance, January 1, 2016	$25,618,159
Stock-based compensation	4,070,264
Fair value of stock options exercised	(1,737,879)
Fair value of expired warrants	1,112,330

Balance, December 31, 2016	29,062,874
Stock-based compensation	3,174,924
Fair value of stock options exercised	(134,831)

Balance, December 31, 2017	32,102,967
Stock-based compensation	4,022,117
Fair value of stock options exercised	(82,330)

Balance, December 31, 2018	$36,042,754